INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Current taxes
Deferred taxes:
Canada
United States			(2,755)
Total deferred tax benefit			(2,755)
Total income tax benefit			$ (2,755)